Consolidated Statement of Cash Flows (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Financial Liabilities Designated at Fair Value Through Profit or Loss and Investment Contract Liabilities [Abstract]
of which: Senior long-term debt issuances	€ 1,013	€ 2,020
of which: Repayments and extinguishments	1,289	2,325
Senior long-term debt [Abstract]
of which: Issuances	36,977	15,417
of which: Repayments and extinguishments	20,075	€ 23,349
Total non-cash changes for Subordinated Long Term Debt	226
of which: Driven by FX movements	(12)
of which: Driven by FV changes	237
Non-cash changes for Trust Preferred Securities	46
of which: Driven by FX movements	(2)
of which: Driven by FV Changes	€ 44